INCOME TAXES - Operating loss carryforwards (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Operating loss carryforwards
Operating loss carryforwards	$ 18,391,905	$ 8,416,337
Foreign subsidiaries
Operating loss carryforwards
Operating loss carryforwards	15,677,287	7,733,551
U.S. operations
Operating loss carryforwards
Operating loss carryforwards	$ 2,714,618	$ 682,786